10. Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	233,972	195,528
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,325	$ 3,728